Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	0000810695
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000016090
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class A
Trading Symbol	HSUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.43%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,672,573
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 538,007
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,672,573 Number of Portfolio Holdings33 Advisory Fee $538,007 Portfolio Turnover267%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Industrials	2.7%
Health Care	3.9%
Consumer Staples	9.2%
Financials	18.2%
Consumer Discretionary	19.5%
Technology	22.9%
Communications	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	6.1%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	4.8%
Spotify Technology S.A.	4.8%
Walmart, Inc.	4.7%
Microsoft Corporation	4.6%
Apple, Inc.	4.6%
Intuit, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Alphabet, Inc. - Class A	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000135444
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Class C
Trading Symbol	HSUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.12%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,672,573
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 538,007
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,672,573 Number of Portfolio Holdings33 Advisory Fee $538,007 Portfolio Turnover267%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Industrials	2.7%
Health Care	3.9%
Consumer Staples	9.2%
Financials	18.2%
Consumer Discretionary	19.5%
Technology	22.9%
Communications	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	6.1%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	4.8%
Spotify Technology S.A.	4.8%
Walmart, Inc.	4.7%
Microsoft Corporation	4.6%
Apple, Inc.	4.6%
Intuit, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Alphabet, Inc. - Class A	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000016092
Shareholder Report [Line Items]
Fund Name	Rational Dynamic Brands Fund
Class Name	Institutional
Trading Symbol	HSUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Dynamic Brands Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$117	1.16%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,672,573
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 538,007
InvestmentCompanyPortfolioTurnover	267.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$63,672,573 Number of Portfolio Holdings33 Advisory Fee $538,007 Portfolio Turnover267%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Industrials	2.7%
Health Care	3.9%
Consumer Staples	9.2%
Financials	18.2%
Consumer Discretionary	19.5%
Technology	22.9%
Communications	23.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ServiceNow, Inc.	6.1%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	4.8%
Spotify Technology S.A.	4.8%
Walmart, Inc.	4.7%
Microsoft Corporation	4.6%
Apple, Inc.	4.6%
Intuit, Inc.	4.6%
Costco Wholesale Corporation	4.5%
Alphabet, Inc. - Class A	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000016036
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class A
Trading Symbol	HDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.67%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Equity Armor Fund	Rational Equity Armor Fund - with load	S&P 500® Index	S&P 500® Value Index
12/31/15	$10,000	$9,524	$10,000	$10,000
12/31/16	$10,589	$10,085	$11,196	$11,740
12/31/17	$10,352	$9,859	$13,640	$13,543
12/31/18	$9,087	$8,655	$13,042	$12,331
12/31/19	$10,090	$9,610	$17,149	$16,268
12/31/20	$11,678	$11,122	$20,304	$16,489
12/31/21	$13,326	$12,691	$26,132	$20,594
12/31/22	$11,878	$11,313	$21,399	$19,519
12/31/23	$12,189	$11,609	$27,025	$23,858
12/31/24	$14,206	$13,529	$33,786	$26,790
12/31/25	$15,969	$15,208	$39,827	$30,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund
Without Load	12.41%	6.46%	4.79%
With Load	7.11%	5.42%	4.28%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,284,167
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 305,152
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,284,167 Number of Portfolio Holdings52 Advisory Fee $305,152 Portfolio Turnover204%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	69.9%
Exchange-Traded Funds	6.0%
Money Market Funds	17.9%
Purchased Options	6.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.4%
Utilities	4.0%
Industrials	5.1%
Energy	5.1%
Equity	6.4%
Health Care	7.2%
Consumer Discretionary	8.3%
Communications	10.0%
Financials	11.0%
Money Market Funds	19.1%
Technology	22.6%

The above charts exclude investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	4.7%
SPDR S&P 500 ETF	4.6%
Berkshire Hathaway, Inc.	4.6%
Exxon Mobil Corporation	3.3%
McDonald's Corporation	3.3%
Microsoft Corporation	3.2%
JPMorgan Chase & Company	3.2%
NVIDIA Corporation	3.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000135443
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Class C
Trading Symbol	HDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.38%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.38%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,534	$11,196	$11,740
Dec-2017	$10,252	$13,640	$13,543
Dec-2018	$8,954	$13,042	$12,331
Dec-2019	$9,840	$17,149	$16,268
Dec-2020	$11,305	$20,304	$16,489
Dec-2021	$12,819	$26,132	$20,594
Dec-2022	$11,344	$21,399	$19,519
Dec-2023	$11,559	$27,025	$23,858
Dec-2024	$13,385	$33,786	$26,790
Dec-2025	$14,938	$39,827	$30,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	11.60%	5.73%	4.09%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,284,167
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 305,152
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,284,167 Number of Portfolio Holdings52 Advisory Fee $305,152 Portfolio Turnover204%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	69.9%
Exchange-Traded Funds	6.0%
Money Market Funds	17.9%
Purchased Options	6.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.4%
Utilities	4.0%
Industrials	5.1%
Energy	5.1%
Equity	6.4%
Health Care	7.2%
Consumer Discretionary	8.3%
Communications	10.0%
Financials	11.0%
Money Market Funds	19.1%
Technology	22.6%

The above charts exclude investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	4.7%
SPDR S&P 500 ETF	4.6%
Berkshire Hathaway, Inc.	4.6%
Exxon Mobil Corporation	3.3%
McDonald's Corporation	3.3%
Microsoft Corporation	3.2%
JPMorgan Chase & Company	3.2%
NVIDIA Corporation	3.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000016038
Shareholder Report [Line Items]
Fund Name	Rational Equity Armor Fund
Class Name	Institutional
Trading Symbol	HDCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Equity Armor Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$150	1.41%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Equity Armor Fund	S&P 500® Index	S&P 500® Value Index
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,615	$11,196	$11,740
Dec-2017	$10,404	$13,640	$13,543
Dec-2018	$9,159	$13,042	$12,331
Dec-2019	$10,196	$17,149	$16,268
Dec-2020	$11,813	$20,304	$16,489
Dec-2021	$13,528	$26,132	$20,594
Dec-2022	$12,083	$21,399	$19,519
Dec-2023	$12,439	$27,025	$23,858
Dec-2024	$14,535	$33,786	$26,790
Dec-2025	$16,372	$39,827	$30,323

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Equity Armor Fund	12.64%	6.75%	5.05%
S&P 500® Index	17.88%	14.42%	14.82%
S&P 500® Value Index	13.19%	12.96%	11.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,284,167
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 305,152
InvestmentCompanyPortfolioTurnover	204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,284,167 Number of Portfolio Holdings52 Advisory Fee $305,152 Portfolio Turnover204%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	69.9%
Exchange-Traded Funds	6.0%
Money Market Funds	17.9%
Purchased Options	6.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Consumer Staples	1.4%
Utilities	4.0%
Industrials	5.1%
Energy	5.1%
Equity	6.4%
Health Care	7.2%
Consumer Discretionary	8.3%
Communications	10.0%
Financials	11.0%
Money Market Funds	19.1%
Technology	22.6%

The above charts exclude investments in futures and options.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc.	4.7%
SPDR S&P 500 ETF	4.6%
Berkshire Hathaway, Inc.	4.6%
Exxon Mobil Corporation	3.3%
McDonald's Corporation	3.3%
Microsoft Corporation	3.2%
JPMorgan Chase & Company	3.2%
NVIDIA Corporation	3.0%
Amazon.com, Inc.	2.9%
Meta Platforms, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000212570
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class A
Trading Symbol	RFXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$206	2.01%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.01%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,287,253,229
Holdings Count | Holding	954
Advisory Fees Paid, Amount	$ 17,670,508
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,287,253,229 Number of Portfolio Holdings954 Advisory Fee (net of waivers)$17,670,508 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	79.8%
Corporate Bonds	14.7%
Money Market Funds	4.6%
Preferred Stocks	0.7%
Term Loans	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
ABS	0.2%
Other	0.2%
Real Estate	0.4%
Financial Services	0.7%
CMO	1.0%
CDO	1.6%
Money Market Funds	4.6%
Financials	14.2%
CMBS	35.1%
Non-Agency Residential Mortgage Backed Securities	41.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.5%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.8%
GS Mortgage Securities Trust, 5.166%, 08/10/44	1.6%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.5%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
JP Morgan Chase Commercial Mortgage Securities, 4.964%, 05/15/45	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
CG-CCRE Commercial Mortgage Trust, 5.015%, 06/15/31	1.0%
WFRBS Commercial Mortgage Trust, 3.817%, 06/15/46	1.0%
JP Morgan Chase Commercial Mortgage Securities, 5.582%, 11/15/43	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000212571
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Class C
Trading Symbol	RFXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$277	2.71%

Expenses Paid, Amount	$ 277
Expense Ratio, Percent	2.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,287,253,229
Holdings Count | Holding	954
Advisory Fees Paid, Amount	$ 17,670,508
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,287,253,229 Number of Portfolio Holdings954 Advisory Fee (net of waivers)$17,670,508 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	79.8%
Corporate Bonds	14.7%
Money Market Funds	4.6%
Preferred Stocks	0.7%
Term Loans	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
ABS	0.2%
Other	0.2%
Real Estate	0.4%
Financial Services	0.7%
CMO	1.0%
CDO	1.6%
Money Market Funds	4.6%
Financials	14.2%
CMBS	35.1%
Non-Agency Residential Mortgage Backed Securities	41.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.5%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.8%
GS Mortgage Securities Trust, 5.166%, 08/10/44	1.6%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.5%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
JP Morgan Chase Commercial Mortgage Securities, 4.964%, 05/15/45	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
CG-CCRE Commercial Mortgage Trust, 5.015%, 06/15/31	1.0%
WFRBS Commercial Mortgage Trust, 3.817%, 06/15/46	1.0%
JP Morgan Chase Commercial Mortgage Securities, 5.582%, 11/15/43	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000212569
Shareholder Report [Line Items]
Fund Name	Rational Special Situations Income Fund
Class Name	Institutional
Trading Symbol	RFXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Special Situations Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,287,253,229
Holdings Count | Holding	954
Advisory Fees Paid, Amount	$ 17,670,508
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,287,253,229 Number of Portfolio Holdings954 Advisory Fee (net of waivers)$17,670,508 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	79.8%
Corporate Bonds	14.7%
Money Market Funds	4.6%
Preferred Stocks	0.7%
Term Loans	0.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Non-Agency MBS CMO	0.1%
ABS	0.2%
Other	0.2%
Real Estate	0.4%
Financial Services	0.7%
CMO	1.0%
CDO	1.6%
Money Market Funds	4.6%
Financials	14.2%
CMBS	35.1%
Non-Agency Residential Mortgage Backed Securities	41.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ambac Assurance Corporation, 5.100%, 06/07/69	9.5%
MBIA Global Funding, LLC, 0.000%, 12/15/33	1.8%
GS Mortgage Securities Trust, 5.166%, 08/10/44	1.6%
JP Morgan Chase Commercial Mortgage Securities, 3.910%, 05/05/30	1.5%
COMM Mortgage Trust, 3.922%, 10/15/45	1.5%
JP Morgan Chase Commercial Mortgage Securities, 4.964%, 05/15/45	1.3%
Commercial Mortgage Pass Through Certificates, 3.400%, 10/05/30	1.2%
CG-CCRE Commercial Mortgage Trust, 5.015%, 06/15/31	1.0%
WFRBS Commercial Mortgage Trust, 3.817%, 06/15/46	1.0%
JP Morgan Chase Commercial Mortgage Securities, 5.582%, 11/15/43	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000078667
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class A
Trading Symbol	RHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,048,109
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,048,109 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	93.3%
U.S. Government & Agencies	6.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.6%
Money Market Funds	0.3%
Alternative	4.4%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.9%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.3%
United States Treasury Bill, 0.000%, 09/03/26	5.8%
AQR Long-Short Equity Fund	4.4%
Catalyst/CIFC Senior Secured Income Fund	2.3%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000169251
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Class C
Trading Symbol	RHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.47%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,048,109
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,048,109 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	93.3%
U.S. Government & Agencies	6.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.6%
Money Market Funds	0.3%
Alternative	4.4%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.9%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.3%
United States Treasury Bill, 0.000%, 09/03/26	5.8%
AQR Long-Short Equity Fund	4.4%
Catalyst/CIFC Senior Secured Income Fund	2.3%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000169252
Shareholder Report [Line Items]
Fund Name	Rational Strategic Allocation Fund
Class Name	Institutional
Trading Symbol	RHSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Strategic Allocation Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 10,048,109
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$10,048,109 Number of Portfolio Holdings7 Advisory Fee (net of waivers)$0 Portfolio Turnover30%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Open End Funds	93.3%
U.S. Government & Agencies	6.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	8.6%
Money Market Funds	0.3%
Alternative	4.4%
U.S. Treasury Obligations	5.8%
Open-End Funds	80.9%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catalyst Systematic Alpha Fund	78.3%
United States Treasury Bill, 0.000%, 09/03/26	5.8%
AQR Long-Short Equity Fund	4.4%
Catalyst/CIFC Senior Secured Income Fund	2.3%
Rational/Pier 88 Convertible Securities Fund	0.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000047568
Shareholder Report [Line Items]
Fund Name	Rational Premium Income Fund
Class Name	Class A
Trading Symbol	HRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$229	2.25%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Premium Income Fund	Rational Premium Income Fund - with load	S&P 500® Index
12/31/15	$10,000	$9,526	$10,000
12/31/16	$10,686	$10,180	$11,196
12/31/17	$11,069	$10,545	$13,640
12/31/18	$12,115	$11,541	$13,042
12/31/19	$13,096	$12,476	$17,149
12/31/20	$13,417	$12,781	$20,304
12/31/21	$13,920	$13,260	$26,132
12/31/22	$13,846	$13,190	$21,399
12/31/23	$14,507	$13,819	$27,025
12/31/24	$14,941	$14,234	$33,786
12/31/25	$15,443	$14,712	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Premium Income Fund
Without Load	3.36%	2.85%	4.44%
With Load	-1.58%	1.85%	3.94%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,514,257
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 781,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,514,257 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$781,396 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.3%
U.S. Government & Agencies	65.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	34.6%
U.S. Treasury Obligations	66.2%

The above charts exclude investments in swaps.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated May 31, 2025, which is available at www.rationalmf.com or by calling 1-800-253-0412 (toll-free). Effective December 31, 2025, the sub-advisory agreement between Rational Advisors, Inc. (“Rational”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Rational assumed the day-to-day management of the Fund’s portfolio. Also, effective December 31, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

C000169250
Shareholder Report [Line Items]
Fund Name	Rational Premium Income Fund
Class Name	Class C
Trading Symbol	HRSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$304	3.00%

Expenses Paid, Amount	$ 304
Expense Ratio, Percent	3.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Premium Income Fund	S&P 500® Index
May-2016	$10,000	$10,000
Dec-2016	$10,552	$10,810
Dec-2017	$10,870	$13,170
Dec-2018	$11,807	$12,593
Dec-2019	$12,635	$16,558
Dec-2020	$12,859	$19,604
Dec-2021	$13,237	$25,232
Dec-2022	$13,061	$20,662
Dec-2023	$13,580	$26,094
Dec-2024	$13,886	$32,622
Dec-2025	$14,243	$38,455

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Rational Premium Income Fund	2.57%	2.06%	3.76%
S&P 500® Index	17.88%	14.42%	15.09%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,514,257
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 781,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,514,257 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$781,396 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.3%
U.S. Government & Agencies	65.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	34.6%
U.S. Treasury Obligations	66.2%

The above charts exclude investments in swaps.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated May 31, 2025, which is available at www.rationalmf.com or by calling 1-800-253-0412 (toll-free). Effective December 31, 2025, the sub-advisory agreement between Rational Advisors, Inc. (“Rational”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Rational assumed the day-to-day management of the Fund’s portfolio. Also, effective December 31, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

C000047570
Shareholder Report [Line Items]
Fund Name	Rational Premium Income Fund
Class Name	Institutional
Trading Symbol	HRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational Premium Income Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$204	2.00%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational Premium Income Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Dec-2016	$10,719	$11,196
Dec-2017	$11,093	$13,640
Dec-2018	$12,165	$13,042
Dec-2019	$13,181	$17,149
Dec-2020	$13,530	$20,304
Dec-2021	$14,063	$26,132
Dec-2022	$14,021	$21,399
Dec-2023	$14,730	$27,025
Dec-2024	$15,207	$33,786
Dec-2025	$15,754	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rational Premium Income Fund	3.60%	3.09%	4.65%
S&P 500® Index	17.88%	14.42%	14.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 28,514,257
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 781,396
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$28,514,257 Number of Portfolio Holdings4 Advisory Fee (net of waivers)$781,396 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	34.3%
U.S. Government & Agencies	65.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	34.6%
U.S. Treasury Obligations	66.2%

The above charts exclude investments in swaps.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain material changes to the Fund since June 30, 2025. For more complete information, you may review the Fund’s prospectus dated May 31, 2025, which is available at www.rationalmf.com or by calling 1-800-253-0412 (toll-free). Effective December 31, 2025, the sub-advisory agreement between Rational Advisors, Inc. (“Rational”), the Fund’s investment adviser, and Warrington Asset Management LLC, the Fund’s prior investment sub-adviser, terminated and Rational assumed the day-to-day management of the Fund’s portfolio. Also, effective December 31, 2025, the Fund’s name, and principal investment strategies and risks materially changed.

C000216242
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class A
Trading Symbol	PBXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.24%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	Rational/Pier 88 Convertible Securities Fund - with load	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$9,527	$10,000	$10,000
Dec-2017	$10,701	$10,194	$10,323	$11,343
Dec-2018	$10,866	$10,352	$10,324	$10,845
Dec-2019	$12,955	$12,342	$11,224	$14,260
Dec-2020	$15,154	$14,437	$12,066	$16,884
Dec-2021	$16,666	$15,877	$11,880	$21,730
Dec-2022	$14,826	$14,125	$10,334	$17,795
Dec-2023	$15,231	$14,510	$10,906	$22,473
Dec-2024	$16,434	$15,656	$11,042	$28,095
Dec-2025	$16,737	$15,945	$11,848	$33,119

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund
Without Load	1.84%	2.01%	6.00%
With Load	-3.03%	1.02%	5.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
S&P 500® Index	17.88%	14.42%	14.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 210,115,765
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,537,129
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$210,115,765 Number of Portfolio Holdings36 Advisory Fee (net of waivers)$1,537,129 Portfolio Turnover185%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.3%
Convertible Bonds	54.6%
Money Market Funds	3.3%
Preferred Stocks	27.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.8%
Health Care	2.7%
Money Market Funds	3.3%
Communications	4.8%
Industrials	4.9%
Real Estate	13.4%
Consumer Discretionary	14.0%
Utilities	15.4%
Financials	19.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of America Corporation	4.8%
Wells Fargo & Company	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.5%
ON Semiconductor Corporation, 0.500%, 03/01/29	4.5%
NextEra Energy, Inc.	4.4%
Ventas Realty, L.P., 3.750%, 06/01/26	4.2%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.1%
American Water Capital Corporation, 3.625%, 06/15/26	3.8%
Ares Management Corporation	3.8%
Uber Technologies, Inc., 0.875%, 12/01/28	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000216243
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Class C
Trading Symbol	PBXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	1.99%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,623	$10,323	$11,343
Dec-2018	$10,711	$10,324	$10,845
Dec-2019	$12,681	$11,224	$14,260
Dec-2020	$14,752	$12,066	$16,884
Dec-2021	$16,096	$11,880	$21,730
Dec-2022	$14,223	$10,334	$17,795
Dec-2023	$14,496	$10,906	$22,473
Dec-2024	$15,537	$11,042	$28,095
Dec-2025	$15,695	$11,848	$33,119

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	1.01%	1.25%	5.23%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
S&P 500® Index	17.88%	14.42%	14.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 210,115,765
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,537,129
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$210,115,765 Number of Portfolio Holdings36 Advisory Fee (net of waivers)$1,537,129 Portfolio Turnover185%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.3%
Convertible Bonds	54.6%
Money Market Funds	3.3%
Preferred Stocks	27.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.8%
Health Care	2.7%
Money Market Funds	3.3%
Communications	4.8%
Industrials	4.9%
Real Estate	13.4%
Consumer Discretionary	14.0%
Utilities	15.4%
Financials	19.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of America Corporation	4.8%
Wells Fargo & Company	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.5%
ON Semiconductor Corporation, 0.500%, 03/01/29	4.5%
NextEra Energy, Inc.	4.4%
Ventas Realty, L.P., 3.750%, 06/01/26	4.2%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.1%
American Water Capital Corporation, 3.625%, 06/15/26	3.8%
Ares Management Corporation	3.8%
Uber Technologies, Inc., 0.875%, 12/01/28	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000216241
Shareholder Report [Line Items]
Fund Name	Rational/Pier 88 Convertible Securities Fund
Class Name	Institutional
Trading Symbol	PBXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/Pier 88 Convertible Securities Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Rational/Pier 88 Convertible Securities Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Mar-2017	$10,000	$10,000	$10,000
Dec-2017	$10,718	$10,323	$11,343
Dec-2018	$10,911	$10,324	$10,845
Dec-2019	$13,048	$11,224	$14,260
Dec-2020	$15,277	$12,066	$16,884
Dec-2021	$16,838	$11,880	$21,730
Dec-2022	$15,016	$10,334	$17,795
Dec-2023	$15,509	$10,906	$22,473
Dec-2024	$16,784	$11,042	$28,095
Dec-2025	$17,140	$11,848	$33,119

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 1, 2017)
Rational/Pier 88 Convertible Securities Fund	2.12%	2.33%	6.29%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.94%
S&P 500® Index	17.88%	14.42%	14.51%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Performance Inception Date	Mar. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 210,115,765
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,537,129
InvestmentCompanyPortfolioTurnover	185.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$210,115,765 Number of Portfolio Holdings36 Advisory Fee (net of waivers)$1,537,129 Portfolio Turnover185%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	14.3%
Convertible Bonds	54.6%
Money Market Funds	3.3%
Preferred Stocks	27.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.8%
Health Care	2.7%
Money Market Funds	3.3%
Communications	4.8%
Industrials	4.9%
Real Estate	13.4%
Consumer Discretionary	14.0%
Utilities	15.4%
Financials	19.2%
Technology	20.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bank of America Corporation	4.8%
Wells Fargo & Company	4.7%
Global Payments, Inc., 1.500%, 03/01/31	4.5%
ON Semiconductor Corporation, 0.500%, 03/01/29	4.5%
NextEra Energy, Inc.	4.4%
Ventas Realty, L.P., 3.750%, 06/01/26	4.2%
Digital Realty Trust, L.P., 1.875%, 11/15/29	4.1%
American Water Capital Corporation, 3.625%, 06/15/26	3.8%
Ares Management Corporation	3.8%
Uber Technologies, Inc., 0.875%, 12/01/28	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000172993
Shareholder Report [Line Items]
Fund Name	Return Stacked<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation & Systematic Macro Fund
Class Name	Class A
Trading Symbol	RDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$227	2.22%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Return Stacked Balanced Allocation & Systematic Macro Fund	Return Stacked Balanced Allocation & Systematic Macro Fund - with load	50% S&P 500 TR / 50% US Treasury Index	Bloomberg U.S. Treasury Index	S&P 500® Index	SG Trend Index
09/30/16	$10,000	$9,423	$10,000	$10,000	$10,000	$10,000
12/31/16	$9,720	$9,159	$9,997	$9,616	$10,382	$9,555
12/31/17	$10,067	$9,486	$11,168	$9,838	$12,649	$9,765
12/31/18	$9,279	$8,744	$11,005	$9,923	$12,094	$8,974
12/31/19	$10,950	$10,318	$13,088	$10,603	$15,903	$9,801
12/31/20	$10,992	$10,358	$14,942	$11,451	$18,828	$10,417
12/31/21	$12,199	$11,496	$16,790	$11,185	$24,233	$11,364
12/31/22	$11,797	$11,117	$14,282	$9,791	$19,844	$14,472
12/31/23	$11,714	$11,038	$16,396	$10,188	$25,061	$13,882
12/31/24	$12,844	$12,103	$18,410	$10,247	$31,331	$14,249
12/31/25	$13,457	$12,681	$20,645	$10,894	$36,933	$14,590

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	4.78%	4.13%	3.26%
With Load	-1.26%	2.90%	2.60%
50% S&P 500 TR / 50% US Treasury Index	12.14%	6.68%	8.18%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	0.93%
S&P 500® Index	17.88%	14.42%	15.17%
SG Trend Index	2.39%	6.97%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,016,954
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 673,708
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,016,954 Number of Portfolio Holdings60 Advisory Fee (net of waivers)$673,708 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	59.4%
Money Market Funds	40.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	33.2%
Equity	48.6%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000172994
Shareholder Report [Line Items]
Fund Name	Return Stacked<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation & Systematic Macro Fund
Class Name	Class C
Trading Symbol	RDMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$303	2.97%

Expenses Paid, Amount	$ 303
Expense Ratio, Percent	2.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Return Stacked Balanced Allocation & Systematic Macro Fund	50% S&P 500 TR / 50% US Treasury Index	Bloomberg U.S. Treasury Index	S&P 500® Index	SG Trend Index
Sep-2016	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$9,716	$9,997	$9,616	$10,382	$9,555
Dec-2017	$9,991	$11,168	$9,838	$12,649	$9,765
Dec-2018	$9,139	$11,005	$9,923	$12,094	$8,974
Dec-2019	$10,706	$13,088	$10,603	$15,903	$9,801
Dec-2020	$10,669	$14,942	$11,451	$18,828	$10,417
Dec-2021	$11,755	$16,790	$11,185	$24,233	$11,364
Dec-2022	$11,284	$14,282	$9,791	$19,844	$14,472
Dec-2023	$11,123	$16,396	$10,188	$25,061	$13,882
Dec-2024	$12,104	$18,410	$10,247	$31,331	$14,249
Dec-2025	$12,588	$20,645	$10,894	$36,933	$14,590

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 30, 2016)
Return Stacked Balanced Allocation & Systematic Macro Fund	4.00%	3.36%	2.52%
50% S&P 500 TR / 50% US Treasury Index	12.14%	6.68%	8.18%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	0.93%
S&P 500® Index	17.88%	14.42%	15.17%
SG Trend Index	2.39%	6.97%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,016,954
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 673,708
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,016,954 Number of Portfolio Holdings60 Advisory Fee (net of waivers)$673,708 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	59.4%
Money Market Funds	40.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	33.2%
Equity	48.6%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000172995
Shareholder Report [Line Items]
Fund Name	Return Stacked<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(38, 64, 139); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Balanced Allocation & Systematic Macro Fund
Class Name	Institutional
Trading Symbol	RDMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Return Stacked® Balanced Allocation & Systematic Macro Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$202	1.97%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.97%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Return Stacked Balanced Allocation & Systematic Macro Fund	S&P 500® Index	SG Trend Index	50% S&P 500 TR / 50% US Treasury Index	Bloomberg U.S. Treasury Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000
Dec-2016	$9,732	$11,196	$9,386	$10,657	$10,104
Dec-2017	$10,107	$13,640	$9,593	$11,904	$10,337
Dec-2018	$9,334	$13,042	$8,816	$11,731	$10,426
Dec-2019	$11,044	$17,149	$9,629	$13,951	$11,141
Dec-2020	$11,115	$20,304	$10,234	$15,927	$12,032
Dec-2021	$12,369	$26,132	$11,164	$17,897	$11,753
Dec-2022	$11,991	$21,399	$14,217	$15,224	$10,288
Dec-2023	$11,936	$27,025	$13,638	$17,478	$10,705
Dec-2024	$13,121	$33,786	$13,998	$19,624	$10,767
Dec-2025	$13,786	$39,827	$14,333	$22,007	$11,447

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Return Stacked Balanced Allocation & Systematic Macro Fund	5.07%	4.40%	3.26%
50% S&P 500 TR / 50% US Treasury Index	12.14%	6.68%	8.21%
Bloomberg U.S. Treasury Index	6.32%	-0.99%	1.36%
S&P 500® Index	17.88%	14.42%	14.82%
SG Trend Index	2.39%	6.97%	3.67%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-253-0412.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,016,954
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 673,708
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$44,016,954 Number of Portfolio Holdings60 Advisory Fee (net of waivers)$673,708 Portfolio Turnover87%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	59.4%
Money Market Funds	40.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.2%
Money Market Funds	33.2%
Equity	48.6%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF	48.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000252107
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class A
Trading Symbol	RNEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$242	2.25%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,423,364
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,423,364 Number of Portfolio Holdings46 Advisory Fee $0 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.3%
Money Market Funds	6.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.0%
Money Market Funds	6.0%
Equity	83.0%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	46.7%
SPDR S&P 500 ETF	36.3%

C000252105
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Class C
Trading Symbol	RNECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$321	3.00%

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	3.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,423,364
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,423,364 Number of Portfolio Holdings46 Advisory Fee $0 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.3%
Money Market Funds	6.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.0%
Money Market Funds	6.0%
Equity	83.0%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	46.7%
SPDR S&P 500 ETF	36.3%

C000252106
Shareholder Report [Line Items]
Fund Name	Rational/RGN Hedged Equity Fund
Class Name	Institutional
Trading Symbol	RNEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Rational/RGN Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://rationalmf.com/literature-and-forms/. You can also request this information by contacting us at 1-800-253-0412.
Additional Information Phone Number	1-800-253-0412
Additional Information Website	https://rationalmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$215	2.00%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 27, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,423,364
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,423,364 Number of Portfolio Holdings46 Advisory Fee $0 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	93.3%
Money Market Funds	6.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.0%
Money Market Funds	6.0%
Equity	83.0%

The above charts exclude investments in futures.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	46.7%
SPDR S&P 500 ETF	36.3%